S000029198 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
S&P® Global Infrastructure Index (net of tax on dividends from foreign holdings) (USD) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	21.54%	10.02%	8.47%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	19.92%	9.00%	8.30%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.68%	7.33%	7.32%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.66%	7.82%	7.15%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	19.87%	8.89%	8.21%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	6.98%	6.04%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.33%	6.65%	6.08%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	20.08%	9.08%	8.39%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent